Equity	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Equity
24. Equity
Share Capital

	Number of Shares	$

As at January 1, 2024	78,269,952	7,828
Issue of shares on vesting of RSUs	760,439	76
Issue of shares to debenture holders	89,181	9
As at December 31, 2024	79,119,572	7,913

Issue of shares on exercise of warrants	100	-
Cancellation of shares	(2,500)	-
Issue of shares to debenture holders	178,519	18
As at June 30, 2025	79,295,691	7,931
Lifezone Metals has one class of ordinary share with a par value of $0.0001 per share.
Non-controlling Interest
NCI was $9,434,795 as at June 30, 2025 ($9,786,509 as at December 31, 2024).
In January 2021, KNL and the Government of Tanzania established TNCL, a Tanzanian company in order to develop, process and refine future products from the Kabanga Nickel Project. Through the Treasury Registrar, the Government of Tanzania owns a non-dilutable free-carried interest representing 16% of the issued share capital of TNCL.
The Government of Tanzania's 16% interest in the arrangement is presented as a NCI in the consolidated financial statements of Lifezone.
As of June 30, 2025 and December 31, 2024, BHP had a 17% interest in KNL which is presented as NCI in the consolidated financial statements of Lifezone. For further details on BHP’s ownership in KNL please refer to Note 29 'Subsequent Events'.

As a result of Lifezone making a further investment of $2 million in Lifezone Recycling US, LLC on May 2, 2025 Glencore's interest in Lifezone Recycling US, LLC reduced from 6% to 5.44% and is presented as NCI in the consolidated financial statements of Lifezone.

Warrant reserve
Each Lifezone Warrant represents the right to purchase one ordinary Lifezone Metals share at an exercise price of $11.5 per share in cash and expire on July 5, 2028.
The number of outstanding Public Warrants is as follows:

Number of Warrants
Balance as at January 1, 2024	13,723,650
Exercised	-
Outstanding as at December 31, 2024	13,723,650
Exercised	(100)
Outstanding as at June 30, 2025	13,723,550
Each Public Warrant was fair valued at $1.05 on July 5, 2023, with the total fair value of all Public Warrants being $14,490,000 from the exercise of warrants.
The number of outstanding Private Placement Warrants is as follows:

Number of Warrants
Balance as at January 1, 2024	667,500
Exercised	-
Outstanding as at December 31, 2024	667,500
Outstanding as at June 30, 2025	667,500
Each Private Placement Warrant was fair valued at $0.91 on July 5, 2023, with the total fair value of all Private Placement Warrants being $607,425.